Note 12 - Fair Value Measures	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Fair Value Disclosures [Text Block]
12.	Fair Value Measures

Under the FASB's authoritative guidance for fair value measurements, the Association must determine the appropriate level in the fair value hierarchy for each fair value measurement. To increase consistency and comparability in fair value measurements, the guidance established a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three levels. It gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The level in the fair value hierarchy within which a fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The levels are as follows:

Level 1 Quoted prices (unadjusted) in active markets for identical assets or liabilities as of the reporting date. Financial assets and liabilities utilizing Level 1 inputs include active exchange-traded equity securities, exchange-based derivatives, mutual funds, and money market funds.

Level 2 Inputs other than quoted prices included within Level 1 that are directly observable for the asset or liability or indirectly observable through corroboration with observable market data. Financial assets and liabilities utilizing Level 2 inputs include fixed income securities, non-exchange-based derivatives, commingled investment funds not subject to purchase and sale restrictions, and fair-value hedges.

Level 3 Unobservable inputs, such as internally developed pricing models for the asset or liability due to little or no market activity for the asset or liability. Financial assets and liabilities utilizing Level 3 inputs include infrequently traded non-exchange-based derivatives and commingled investment funds subject to purchase and sale restrictions.

Assets and Liabilities Measured on a Non-Recurring Basis

The following describes the hierarchy designation, valuation methodologies, and key inputs for those assets that are measured at fair value on a non-recurring basis:

Collateral Dependent Loans

For collateral dependent loans, fair value is measured based on the value of the collateral securing these loans and is classified at a Level 3 in the fair value hierarchy. The collateral dependent loan at December 31, 2023 consists of one one-to-four family mortgages secured by residential properties. The value of residential property collateral is determined based on appraisal by qualified licensed appraisers hired by the Association. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Techniques used in the measure of value that follows includes third-party appraisals and discounted cash flows, including estimates of costs to sell.

The total estimated fair value and levels for collateral dependent loans for the year ended December 31, 2024 and 2023 are as follows (dollars in thousands):

December 31, 2024	Level 1	Level 2	Level 3	Total Estimated Fair Value
Assets
Collateral dependent loan	$-	$-	$-	$-
Total	$-	$-	$-	$-

December 31, 2023	Level 1	Level 2	Level 3	Total Estimated Fair Value
Assets
Collateral dependent loan	$-	$-	$34	$34
Total	$-	$-	$34	$34

The following methods and assumptions were used by the Association to estimate fair value of financial instruments (dollars in thousands):

Cash and cash equivalents - Fair value approximates carrying value.

FHLB stock - Consists of stock held as required by the Federal Home Loan Bank for membership and is carried at cost. While a fixed stock amount is required, the Federal Home Loan Bank stock requirement increases or decreases with the level of borrowing activity.

Loans receivable, net – Fair value is estimated by discounting the future cash flows using the current rate at which similar loans would be made to borrowers with similar credit rating and for the same remaining maturity. The fair value of loans is measured using an exit price notion.

Deposits - For NOW, passbook and certificates of deposit accounts, fair value is equal to the amount payable on demand or carrying value. For time deposits, fair value is estimated using a discounted cash flow method.

Advance, short-term - Fair value approximates carrying value.

The carrying amount and estimated fair value of the Association’s financial instruments are as follows (in thousands):

		Fair Value Measures
December 31, 2024	Carrying Value	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$9,937	$9,937	$-	$-
FHLB stock	351	-	351	-
Loans receivable, net	30,627	-	-	28,232

Financial liabilities:
Deposits	$29,536	$-	$-	$25,887
Advances, short-term	-	-	-	-

		Fair Value Measures
December 31, 2023	Carrying Value	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$1,694	$1,694	$-	$-
FHLB stock	333	-	333	-
Loans receivable, net	31,981	-	-	30,309

Financial liabilities:
Deposits	$20,856	$-	$-	$18,787
Advances, short-term	500	500	-	-